Unaudited Consolidated Statements of Comprehensive (Loss) Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Net (loss) income	$ (3,800)	$ 58,604	$ 5,222	$ 80,574
Other comprehensive income:
Unrealized net gain on qualifying cash flow hedging instruments				6
Realized net loss on qualifying cash flow hedging instruments				52
Other comprehensive income				58
Comprehensive (loss) income	(3,800)	58,604	5,222	80,632
Non-controlling interests in comprehensive (loss) income	1,654	3,274	3,333	5,051
General and limited partners' interest in comprehensive (loss) income	(8,173)	55,742	(3,549)	75,993
Dropdown Predecessor [Member]
Net (loss) income		(2,225)		(2,225)
Preferred Units [Member]
Net (loss) income	$ 2,719	$ 1,813	$ 5,438	$ 1,813